Income tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Taxes [Abstract]
Current income tax expense	$ 251	$ 210		$ 273
Deferred income tax expense (benefit)	(1,034)	(1,178)		27
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$ (783)	$ (968)	[1]	$ 300	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	(1) In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.